Subordinated Debentures - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2005 USD ($)
Subordinated Borrowing [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt	$ 4.1
Debt Instrument Maturity Date Year	2035 years
Mandatorily redeemable debt securities	$ 4.1
Subordinated debenture variable interest rate	1.35%